Annual Fund Operating Expenses	Mar. 31, 2025
Tradr 2X Long Innovation ETF | Tradr 2X Long Innovation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.39%	[1]
Fee Waiver or Reimbursement	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	1.15%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Tradr 2X Short TSLA Daily ETF | Tradr 2X Short TSLA Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Excise Tax	0.02%
All other expenses	0.26%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.23%	[3]
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	1.17%	[2],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Tradr 1.5X Short NVDA Daily ETF | Tradr 1.5X Short NVDA Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	1.45%	[4]
Fee Waiver or Reimbursement	(0.30%)	[2]
Net Expenses (as a percentage of Assets)	1.15%	[2],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2026
Tradr 1X Short Innovation Daily ETF | Tradr 1X Short Innovation Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.96%	[5]
Fee Waiver or Reimbursement	0.04%
Net Expenses (as a percentage of Assets)	1.00%	[6]

[1]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, will vary between swap brokers and over time. It is estimated to average 0.50% for the fiscal year ending March 31, 2026 but can range from 0.1% to 1.0%.
[2]	The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (exclusive of any (i) leverage interest, (ii) brokerage fees and commission, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with derivative instruments (including for example options and swap fees and expenses), (v) interest and dividend expense on short sales, (vi) taxes, (vii) expenses incurred in connection with any merger or reorganization, or (viii) extraordinary expenses such as litigation expenses) will not exceed 1.15%. This agreement is effective through July 31, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by the Advisor to the Fund for a period ending three years after the date of the waiver or payment. Such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first.
[3]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, will vary between swap brokers and over time. It is estimated to average 0.50% for the fiscal year ending March 31, 2026 but can range from 0.1% to 1.0%.
[4]	The cost of investing in swaps, including the embedded cost of the swap, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the reference assets, will vary between swap brokers and over time. It is estimated to average 0.50% for the fiscal year ending March 31, 2026 but can range from 0.1% to 1.0%.
[5]	Fees have been restated to reflect current management fees.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example. The total indirect cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, will vary between swap brokers and over time. It is estimated to average 2.0% for the fiscal year ending March 31, 2026 but can range from 1.5% to 2.5%.